Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Long-term equity awards are typically granted in early February each year after the third trading day following the release of the Company’s financial results for the prior fiscal year. The Company believes that the disclosure of material non-public information should not be manipulated for the purpose of enriching compensation awards. We do not time the release of public information to affect the value of equity-based awards, and we do not time the grant of equity-based awards to take advantage of the disclosure of information. The Company did not grant stock options or stock appreciation rights in 2025.

Award Timing Method	Long-term equity awards are typically granted in early February each year after the third trading day following the release of the Company’s financial results for the prior fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false